Filed with the U.S. Securities and Exchange Commission on July 17, 2025

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	1176	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	1178	[	X	]

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code) (626) 914-7363

Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:

Rachael L. Schwartz, Esq.
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020
As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 5, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 1170 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on April 7, 2025, and pursuant to Rule 485(a)(2) would have become effective on June 21, 2025.

This Post-Effective Amendment No. 1176 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 5, 2025, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 1176 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 1176 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 1176 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 17th day of July, 2025.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and Principal Executive Officer

    Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1176 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

David G. Mertens*	Trustee	July 17, 2025
David G. Mertens

Joe D. Redwine*	Trustee	July 17, 2025
Joe D. Redwine

Michele Rackey*	Trustee	July 17, 2025
Michele Rackey

Anne W. Kritzmire*	Trustee	July 17, 2025
Anne W. Kritzmire

Craig B. Wainscott*	Trustee	July 17, 2025
Craig B. Wainscott

/s/ Kevin J. Hayden	Treasurer, Vice President and	July 17, 2025
Kevin J. Hayden	Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	July 17, 2025
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney